Financial assets at fair value through profit or loss (Details Narrative) - USD ($)	Nov. 20, 2023	Dec. 10, 2018
Financial Assets At Fair Value Through Profit Or Loss
Insurance service expenses from insurance contracts issued	$ 750,000	$ 500,000
Insurance expense	235,617	151,340
Bank borrowings, undiscounted cash flows	$ 169,000	$ 111,999